Employee benefits - Movements in present value of the defined benefit obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee benefits
Balance at beginning of year	$ 3,184	$ 4,460
Service costs	26	20
Interest expense	121	76
Actuarial loss (gain) arising from:
-Changes in demographic assumptions	2	47
-Experience adjustment	(149)	10
-Change in financial assumptions	53	(1,217)
Refund of overfunding	(18)
Effect of changes in exchange rates	(77)	(212)
Balance at end of year	$ 3,142	$ 3,184